Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	$ 187	$ 303	$ 3,033	$ 665
COST OF REVENUES	410	550	2,524	1,631
GROSS LOSS	(223)	(247)	509	(966)
RESEARCH AND DEVELOPMENT EXPENSES	1,567	1,398	5,602	4,197
SALES AND MARKETING EXPENSES	234	176	1,109	699
GENERAL AND ADMINISTRATIVE EXPENSES	1,340	958	4,431	3,577
OPERATING LOSS	(3,364)	(2,779)	(10,633)	(9,439)
OTHER INCOME		7	200	30
FINANCING INCOME, NET	202	86	988	(59)
LOSS BEFORE TAXES ON INCOME			(9,445)	(9,468)
TAXES ON INCOME
NET LOSS	$ (3,162)	$ (2,686)	$ (9,445)	$ (9,468)
Net loss per ordinary share basic	$ (0.30)	$ (0.37)	$ (0.98)	$ (1.33)
Net loss per ordinary share diluted	$ (0.30)	$ (0.37)	$ (0.98)	$ (1.33)
Weighted average ordinary shares basic	10,445	7,276	9,668	7,122
Weighted average ordinary shares diluted	10,445	7,276	9,668	7,122